UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: 71507
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE


                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
AMERICAN INTL GROUP INC        	COM 	026874107      712	12250	 SH 	      SOLE 	   	   12250
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      704	76957	 SH 	      SOLE 	   	   76957
ARGONAUT TECHNOLOGIES INC      	COM 	040175101      29	29212	 SH 	      SOLE 	   	   29212
AUTOMATIC DATA PROCESSING INC  	COM 	053015103      554	13200	 SH 	      SOLE 	   	   13200
BANK AMER CORP                 	COM 	060505104      283	6200	 SH 	      SOLE 	   	   6200
BRISTOL MYERS SQUIBB CO        	COM 	110122108      275	11000	 SH 	      SOLE 	   	   11000
CHEVRON CORP                   	COM 	166764100      309	5525	 SH 	      SOLE 	   	   5525
CIENA CORP                     	COM 	171779101      445	212887	 SH 	      SOLE 	   	   212887
CINERGY CORP                   	COM 	172474108      500	11150	 SH 	      SOLE 	   	   11150
CISCO SYS INC                  	COM 	17275R102      440	23050	 SH 	      SOLE 	   	   23050
CITIGROUP INC                  	COM 	172967101      939	20316	 SH 	      SOLE 	   	   20316
COCA COLA CO                   	COM 	191216100      293	7025	 SH 	      SOLE 	   	   7025
CSX CORP                       	COM 	126408103      229	5375	 SH 	      SOLE 	   	   5375
CVS CORP                       	COM 	126650100      244	8400	 SH 	      SOLE 	   	   8400
DELL INC                       	COM 	24702R101      324	8200	 SH 	      SOLE 	   	   8200
DU PONT E I DE NEMOURS + CO    	COM 	263534109      292	6800	 SH 	      SOLE 	   	   6800
EMERSON ELEC CO                	COM 	291011104      476	7600	 SH 	      SOLE 	   	   7600
EXACT SCIENCES CORP            	COM 	30063P105      230	100880	 SH 	      SOLE 	   	   100880
EXXON MOBIL CORP               	COM 	30231G102      756	13155	 SH 	      SOLE 	   	   13155
GANNETT INC                    	COM 	364730101      423	5950	 SH 	      SOLE 	   	   5950
GENERAL ELEC CO                	COM 	369604103      965	27850	 SH 	      SOLE 	   	   27850
GENERAL MLS INC                	COM 	370334104      317	6775	 SH 	      SOLE 	   	   6775
GILLETTE CO                    	COM 	375766102      577	11400	 SH 	      SOLE 	   	   11400
GOLDEN WEST FINL CORP DEL      	COM 	381317106      515	8000	 SH 	      SOLE 	   	   8000
GOOGLE INC                     	COM 	38259P508      47064	160000	 SH 	      SOLE 	   	   160000
HALLIBURTON CO                 	COM 	406216101      348	7275	 SH 	      SOLE 	   	   7275
INGERSOLL RAND COMPANY LIMITED 	COM 	G4776G101      203	2850	 SH 	      SOLE 	   	   2850
INTEL CORP                     	COM 	458140100      482	18505	 SH 	      SOLE 	   	   18505
INTERNATIONAL BUSINESS MACHS   	COM 	459200101      627	8450	 SH 	      SOLE 	   	   8450
IPASS INC                      	COM 	46261V108      1486	245180	 SH 	      SOLE 	   	   245180
JOHNSON + JOHNSON              	COM 	478160104      774	11900	 SH 	      SOLE 	   	   11900
LOWES COS INC                  	COM 	548661107      483	8300	 SH 	      SOLE 	   	   8300
MARATHON OIL CORP              	COM 	565849106      276	5175	 SH 	      SOLE 	   	   5175
MEDCO HEALTH SOLUTIONS INC     	COM 	58405U102      219	4100	 SH 	      SOLE 	   	   4100
MEDTRONIC INC                  	COM 	585055106      357	6900	 SH 	      SOLE 	   	   6900
MICROSOFT CORP                 	COM 	594918104      845	34000	 SH 	      SOLE 	   	   34000
PEPSICO INC                    	COM 	713448108      727	13475	 SH 	      SOLE 	   	   13475
PROCTER AND GAMBLE CO          	COM 	742718109      380	7200	 SH 	      SOLE 	   	   7200
SBC COMMUNICATIONS INC         	COM 	78387G103      330	13900	 SH 	      SOLE 	   	   13900
SCHLUMBERGER LTD               	COM 	806857108      372	4900	 SH 	      SOLE 	   	   4900
SCRIPPS E W CO OH              	COM 	811054204      272	5575	 SH 	      SOLE 	   	   5575
SPRINT CORP                    	COM 	852061100      502	20000	 SH 	      SOLE 	   	   20000
STATE STREET CORPORATION       	COM 	857477103      684	14170	 SH 	      SOLE 	   	   14170
STRATEGIC HOTEL CAP INC        	COM 	86272T106      976	54258	 SH 	      SOLE 	   	   54258
TEXAS INSTRS INC               	COM 	882508104      302	10750	 SH 	      SOLE 	   	   10750
TEXTRON INC                    	COM 	883203101      607	8000 	 SH 	      SOLE 	   	   8000
TIME WARNER INC NEW            	COM 	887317105      508	30400	 SH 	      SOLE 	   	   30400
UNITED TECHNOLOGIES CORP       	COM 	913017109      249	4850	 SH 	      SOLE 	   	   4850
VOLTERRA SEMICONDUCTOR CORP    	COM 	928708106      299	20050	 SH 	      SOLE 	   	   20050
WAL MART STORES INC            	COM 	931142103      377	7825	 SH 	      SOLE 	   	   7825
WELLPOINT INC                  	COM 	94973V107      223	3200	 SH 	      SOLE 	   	   3200
WYETH                          	COM 	983024100      665	14950	 SH 	      SOLE 	   	   14950
ZANETT INC                     	COM 	98906R109      39	10000	 SH 	      SOLE 	   	   10000

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